                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year: December 31, 2000
                              -----------------------

Check Here if Amendment /X/; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management, Inc.
                 -----------------------------------
   Address:      100 S. Rockland Falls Rd
                 -----------------------------------
                 PO Box 220
                 -----------------------------------
                 Rockland, DE  19732
                 -----------------------------------

Form 13F File Number: 28-3476
                         --------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth B. Kirker
         -------------------------------
Title:   Operations Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Elizabeth Kirker               Rockland, DE        1/22/01
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
        [Repeat as necessary.]

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
                                                      GREENVILLE CAPITAL MANAGEMENT

                                                                13F REPORT

                                                     QUARTER ENDING DECEMBER 31, 2000
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COMMON STOCK                      CLASS            CUSIP                 VALUE          QUANTITY       DISCRETION
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ATMI                              Common         00207R101             4,227,112        216,775             X
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Aeroflex                          Common         007768104             5,076,647        176,100             X
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Anixter International, Inc        Common         035290105              129,750          6,000              X
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Artesyn Technologies, Inc.        Common         043127109             5,086,000        320,378             X
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Atmel Inc                         Common          49513104             5,210,731        448,235             X
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Avocent Corporation               Common         053893103             4,409,775        163,325             X
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C.R. Bard Inc.                    Common         067383109             9,664,652        207,563             X
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Bell Microproducts                Common         078137106             2,565,003        161,575             X
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Benchmark Electronics             Common         08160H101             5,910,246        261,950             X
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Brooktrout, Inc.                  Common         114580103             1,835,630        193,862             X
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Carbo Ceramics, Inc               Common         140781105             1,350,557         36,075             X
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Caremark RX, Inc                  Common         141705103             6,813,121        502,350             X
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Commscope, Inc.                   Common         203372107             3,903,582        235,688             X
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Concord Camera                    Common         206156101             4,323,412        262,025             X
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Convergys Corp                    Common         212485106            15,160,882        334,585             X
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Cost Plus, Inc.                   Common         221485105             8,548,080        290,998             X
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ESS Technology, Inc               Common         269151106             2,831,562        552,500             X
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Elantec Semiconductor, Inc        Common         284155108             2,685,506         96,775             X
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FMC Corp New                      Common         302491303               7,168            100               X
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Flextronics International         Common         Y2573F102             6,549,072        229,792             X
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Grant Prideco                     Common         38821G101             9,469,870        431,675             X
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Haemonetics Corp                  Common         405024100             4,902,950        158,800             X
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Hal Kinion & Associates           Common         406069104             6,220,879        309,112             X
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Heidrick & Struggles Intl         Common         422819102             4,484,072        106,605             X
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Impath                            Common         45255G101             8,260,962        124,225             X
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Insight Enterprises               Common         45765u103             2,701,611        150,612             X
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JDA Software                      Common         46612K108             5,113,968        391,500             X
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Jabil Circuit                     Common         466313103             4,392,412        173,100             X
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Jack in the Box, Inc              Common         463367109            11,375,356        386,424             X
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Kenneth Cole Productions          Common         193294105             7,447,658        185,035             X
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McNaughton Apparel Group          Common         582524104             3,970,562        373,700             X
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Mercury Computer                  Common         589378108            12,528,837        269,800             X
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Metasolve                         Common         591393103             2,357,215        258,325             X
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Mettler Toledo International Inc. Common         592688105             6,988,057        128,516             X
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Microsemi                         Common         595137100             8,213,726        295,325             X
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Mobile Mini                       Common         60740F105             8,749,775        380,425             X
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Moldflow Corp.                    Common         608507109             3,814,978        166,775             X
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Network Associates                Common         640938106              33,918           8,100              X
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OSCA, Inc.                        Common         687836106             9,411,745        555,675             X
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Orasure Technologies              Common         68554v108             4,052,193        491,175             X
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Performance Technologies          Common         71376k102             3,791,496        278,275             X
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Parlex, Inc.                      Common         701630105              94,598           6,975              X
-----------------------------------------------------------------------------------------------------------------



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Planar Systems, Inc               Common         726900103            10,923,234        439,125             X
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Playtex Products, Inc             Common         72813P100              77,962           8,100              X
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Pride International, Inc          Common         741932407             6,996,578        284,125             X
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Priority Healthcare               Common         74264T102             9,979,676        244,525             X
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Progress Software                 Common         743312100             5,570,709        385,850             X
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Prosoft Training.com              Common         7434T1101             3,262,231        269,050             X
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QRS Corp                          Common         74726X105              65,343           5,100              X
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Remedy Corporation                Common         759549108             1,448,804         87,475             X
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Rent-Way                          Common         76009U104              29,731           6,700              X
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Retalix                           Common         m8215w109             3,591,012        299,251             X
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SPX Corp.                         Common         784635104             4,236,622         39,160             X
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Semtech Corp                      Common         816850101             4,267,990        193,450             X
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Spectrum Corp                     Common         847615101             2,722,157        270,525             X
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Spinnaker Exploration Co.         Common         84855W109             6,911,562        162,625             X
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Symmetricom                       Common         871543104             2,615,437        268,250             X
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Telcom Semiconductor              Common         87921p107             4,309,703        378,875             X
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Tidel Technologies                Common         886368109             2,395,237        416,563             X
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Transwitch Corp                   Common         894065101            10,582,334        270,475             X
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USINTERNETWORKING                 Common         917311805                750             150               X
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Viasource Communications          Common         92553W107              707,111         396,975             X
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                      62                                             305,359,509
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


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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               N/A
                                                           --------------------

Form 13F Information Table Entry Total:                          62
                                                           --------------------

Form 13F Information Table Value Total:                   $305,359,509
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]